Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

June 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Great-West Funds, Inc., File Nos. 002-75503, 811-03364
Fidelity Bond Filing under Rule 17g-1(g)

Commissioners:

Pursuant to Rule 17g-1(g) of the Investment Company Act of 1940, enclosed for filing is:

1)a copy of the Fidelity Bond for Great-West Funds, Inc.; and

2)a certified copy of the resolution adopted by the Board of Directors of Great-West Funds, Inc., including a majority of the Directors who are not "interested persons."

The Bond includes no joint insureds.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at 303-737-1131.

Sincerely,

/s/ Adam J. Kavan

Adam J. Kavan

Senior Counsel & Assistant Secretary

Great-West Funds, Inc.